AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 13.4%
Bright Horizons Family Solutions, Inc.*	68,140	$9,548,458
Burlington Stores, Inc.*	38,334	10,100,242
Carter's, Inc.	44,588	2,897,328
Cavco Industries, Inc.*	31,083	13,310,984
Churchill Downs, Inc.	44,500	6,016,845
Dorman Products, Inc.*	91,535	10,354,439
Gentherm, Inc.*	103,653	4,825,047
Grand Canyon Education, Inc.*	40,741	5,779,111
Group 1 Automotive, Inc.	25,909	9,924,184
Texas Roadhouse, Inc.	91,130	16,093,558
Tri Pointe Homes, Inc.*	187,185	8,481,352
Vail Resorts, Inc.	23,137	4,032,548

Total Consumer Discretionary		101,364,096
Consumer Staples - 4.7%
BJ's Wholesale Club Holdings, Inc.*	184,534	15,220,364
Lancaster Colony Corp.	44,004	7,769,786
Performance Food Group Co.*	161,113	12,626,426

Total Consumer Staples		35,616,576
Energy - 3.4%
ChampionX Corp.	125,771	3,791,996
Magnolia Oil & Gas Corp., Class A1	261,251	6,379,750
Matador Resources Co.	109,370	5,405,065
Ovintiv, Inc.	156,175	5,983,064
Permian Resources Corp.	331,000	4,504,910

Total Energy		26,064,785
Financials - 12.2%
Atlantic Union Bankshares Corp.	186,881	7,039,807
Glacier Bancorp, Inc.	124,490	5,689,193
Kinsale Capital Group, Inc.	18,753	8,730,834
MarketAxess Holdings, Inc.	18,416	4,718,179
Pinnacle Financial Partners, Inc.	125,308	12,276,425
Piper Sandler Cos.	59,484	16,882,154
Stifel Financial Corp.	94,428	8,866,789
UMB Financial Corp.	55,440	5,827,299
Voya Financial, Inc.	165,767	13,132,062
Wintrust Financial Corp.	84,047	9,121,621

Total Financials		92,284,363
Health Care - 13.9%
Acadia Healthcare Co., Inc.*	119,120	7,553,399
Azenta, Inc.*	129,883	6,291,533
Bio-Rad Laboratories, Inc., Class A*	21,302	7,127,223
	Shares	Value

Globus Medical, Inc., Class A*	147,121	$10,525,036
Halozyme Therapeutics, Inc.*	145,700	8,339,868
Hologic, Inc.*	89,202	7,266,395
Insmed, Inc.*	63,400	4,628,200
Integer Holdings Corp.*,1	79,300	10,309,000
Intra-Cellular Therapies, Inc.*	114,415	8,371,746
Jazz Pharmaceuticals PLC*	60,934	6,788,657
Natera, Inc.*	43,250	5,490,587
Neurocrine Biosciences, Inc.*	70,609	8,135,569
Tandem Diabetes Care, Inc.*	219,403	9,304,881
Vericel Corp.*	125,862	5,317,670

Total Health Care		105,449,764
Industrials - 23.6%
API Group Corp.*	304,789	10,064,133
Booz Allen Hamilton Holding Corp.	63,205	10,287,246
Chart Industries, Inc.*,1	39,859	4,948,096
Columbus McKinnon Corp.	171,331	6,167,916
Comfort Systems USA, Inc.	40,162	15,677,237
Exponent, Inc.	75,716	8,728,540
Federal Signal Corp.	108,505	10,140,877
Gates Industrial Corp. PLC*	560,881	9,843,462
Gibraltar Industries, Inc.*	98,740	6,904,888
Hexcel Corp.	82,525	5,102,521
IDEX Corp.	51,777	11,106,167
ITT, Inc.	73,617	11,006,478
Lincoln Electric Holdings, Inc.	36,372	6,984,151
Nordson Corp.	44,800	11,765,824
Paylocity Holding Corp.*	50,135	8,270,771
RBC Bearings, Inc.*	35,499	10,627,691
Schneider National, Inc., Class B1	207,177	5,912,832
Simpson Manufacturing Co., Inc.	40,412	7,729,603
SiteOne Landscape Supply, Inc.*	68,962	10,407,055
The Toro Co.	78,791	6,833,543

Total Industrials		178,509,031
Information Technology - 13.1%
CCC Intelligent Solutions Holdings, Inc.*	942,849	10,418,481
Cognex Corp.	218,357	8,843,459
CyberArk Software, Ltd. (Israel)*	52,184	15,217,376
Entegris, Inc.	95,159	10,708,242
Globant SA (Uruguay)*	48,918	9,692,613
MACOM Technology Solutions Holdings, Inc.*	75,444	8,393,899
Manhattan Associates, Inc.*	50,233	14,134,562
Procore Technologies, Inc.*	108,395	6,690,139

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 13.1% (continued)
Silicon Laboratories, Inc.*	51,178	$5,914,641
Zebra Technologies Corp., Class A*	25,896	9,589,807

Total Information Technology		99,603,219
Materials - 6.5%
AptarGroup, Inc.	37,696	6,038,522
Eagle Materials, Inc.	47,353	13,621,090
Element Solutions, Inc.	420,193	11,412,442
Quaker Chemical Corp.	46,571	7,846,748
RPM International, Inc.	83,993	10,163,153

Total Materials		49,081,955
Real Estate - 4.7%
Agree Realty Corp., REIT	100,620	7,579,705
EastGroup Properties, Inc., REIT	40,290	7,526,978
Healthpeak Properties, Inc., REIT	287,011	6,563,941
National Storage Affiliates Trust, REIT	117,294	5,653,571
Sun Communities, Inc., REIT	60,732	8,207,930

Total Real Estate		35,532,125
Utilities - 1.9%
IDACORP, Inc.	71,751	7,396,811
Portland General Electric Co.	149,399	7,156,212

Total Utilities		14,553,023

Total Common Stocks (Cost $564,627,120)		738,058,937

	Principal Amount	Value
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.0%#,2
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $11,839 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $12,074)	$11,837	$11,837
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $16,501,131 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $16,829,001)	16,499,000	16,499,000

Total Short-Term Investments (Cost $16,510,837)		16,510,837
Total Investments - 99.6% (Cost $581,137,957)		754,569,774
Other Assets, less Liabilities - 0.4%		3,383,288
Net Assets - 100.0%		$757,953,062

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $14,181,162 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$738,058,937	—	—	$738,058,937
Short-Term Investments
Joint Repurchase Agreements	—	$11,837	—	11,837
Repurchase Agreements	—	16,499,000	—	16,499,000
Total Investments in Securities	$738,058,937	$16,510,837	—	$754,569,774

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,181,162	$11,837	$14,416,544	$14,428,381
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	11/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.